Financial instruments (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of maturity analysis for non-derivative financial liabilities

					2022

	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$41,065	$41,065	$41,065	$-	$-
Term loan, including interest (1)	37,894	57,667	5,649	28,421	23,597
Convertible unsecured senior notes, including interest	26,895	29,081	29,081	-	-
Lease liabilities	1,922	2,196	595	1,145	456

	$107,776	$130,009	$76,390	$29,566	$24,053

(1)	Based on SOFR forward rates. The maturities above reflect the fact that the Loan Facility has been amended in the subsequent event period and, as such, the contractual maturities are used.

					2021

	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$40,376	$40,376	$40,376	$-	$-
Convertible unsecured senior notes, including interest	54,227	64,113	3,306	60,807	-
Lease liabilities	2,518	2,973	624	1,275	1,074

	$97,121	$107,462	$44,306	$62,082	$1,074

Summary of currency risk exposure explanatory

		2022		2021

	CA$	EURO	CA$	EURO
Cash	1,547	236	589	61
Bonds and money market funds	12,387	-	16,298	-
Trade and other receivables	733	2,141	331	1,553
Tax credits and grants receivable	66	239	385	123
Accounts payables and accrued liabilities	(10,784)	(5,849)	(6,819)	(7,256)
Lease liabilities	(1,362)	(873)	(1,755)	(1,010)
Provisions	-	(3,486)	-	(1,970)

Total exposure	2,587	(7,592)	9,029	(8,499)

Summary of applicable exchange rates explanatory
The following exchange rates are those applicable as at November 30, 2022 and 2021.

		2022		2021
	Average rate	Reporting date rate	Average rate	Reporting date rate

CA$ – US$	0,7722	0,7439	0,7979	0,7822
Euro – US$	1,0600	1,0406	1,1906	1,1338

Disclosure of effect of changes in foreign exchange rates

		2022		2021

	CA$	Euro	CA$	Euro
Positive (negative) impact	129	(380)	451	(425)